ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2017 (Details) ft² in Thousands, $ in Millions					10 Months Ended	12 Months Ended
	Dec. 08, 2017 USD ($) ft² office	Dec. 07, 2017 USD ($) ft² office	Apr. 10, 2017 USD ($) property	Mar. 31, 2017 USD ($) ft² office	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 01, 2017 USD ($) ft²	Oct. 17, 2017 USD ($)	Mar. 09, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					$ 322
Profit (loss) of acquiree since acquisition date					$ 148
Profit (loss) of combined entity as if combination occurred at beginning of period						$ 2,571
Revenue of combined entity as if combination occurred at beginning of period						6,488
Towers @ 2nd
Disclosure of detailed information about business combination [line items]
Number of office properties | office	2
Area of real estate property (sq ft) | ft²	400
Consideration	$ 127
Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Number of office properties | office		14
Area of real estate property (sq ft) | ft²		2,700
Consideration		$ 102
Houston Center
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²							4,200
Consideration							$ 819
Toronto Hotel
Disclosure of detailed information about business combination [line items]
Consideration								$ 270
Student Housing
Disclosure of detailed information about business combination [line items]
Consideration			$ 358
Number of properties acquired | property			13
One Post Street
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²				424
Consideration				$ 153
TA Office
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²				1,100
Consideration				$ 214
Number of properties acquired | office				9
Manufactured Housing
Disclosure of detailed information about business combination [line items]
Consideration									$ 768
Manufactured Housing, TA Office, Student Housing and Toronto Hotel
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction						$ 162